Debt Financing (Details 3) (USD $)	8 Months Ended	4 Months Ended	9 Months Ended		5 Months Ended		1 Months Ended			5 Months Ended
	Sep. 30, 2014	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor	Sep. 30, 2014 Secured Debt AeroTurbine Revolving Credit Facility Subsidiary borrower	Sep. 30, 2014 Secured Debt AeroTurbine Revolving Credit Facility LIBOR Subsidiary borrower	Sep. 30, 2014 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary Predecessor aircraft	Mar. 29, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary Predecessor	Mar. 30, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary Predecessor subsidiary	Sep. 30, 2014 Secured Debt Term loan facility March 2012 Prior to March 30, 2015 Non-restricted subsidiary
Debt financings
Number of subsidiaries entered into loan agreement									1
Maximum borrowing capacity				$ 430,000,000				$ 203,000,000	$ 203,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option				70,000,000
Variable rate basis					LIBOR
Margin added to variable rate basis (as a percent)					3.00%
Amount outstanding under the facility				315,300,000		159,800,000
Additional borrowing	$ 3,241,170,000	$ 1,502,730,000	$ 1,891,080,000
Average interest rate (as a percent)						4.73%
End of prepayment period										Mar. 30, 2015
Prepayment penalty percentage										1.00%
Number of Boeing 737-800s aircraft to be financed							7
Principal amortization period						6 years